Reinsurance and Indemnification - Sanders Re 2017-2 (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Sanders Re 2014-2 contract
Reinsurance Retention Policy [Line Items]
Term of catastrophe reinsurance agreement contract	3 years
Limit of aggregate losses under aggregate excess agreement	$ 200
Retention amount for catastrophe reinsurance agreement contracts	$ 20